Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB FIXED INCOME SHARES INC
Prospectus Date	rr_ProspectusDate	Aug. 31, 2017
Supplement [Text Block]	abfis_SupplementTextBlock
AB FIXED-INCOME SHARES, INC.

-AB Government Money Market Portfolio

Supplement dated August 1, 2018 to the Prospectus dated August 31, 2017, as revised November 13, 2017, and the Summary Prospectus dated November 13, 2017 (the “Prospectuses”) of AB Government Money Market Portfolio (the “Portfolio”).

* * *

The Adviser has agreed to waive a portion of the management fee effective August 1, 2018. The following replaces the “Annual Portfolio Operating Expenses” table and related footnotes and the “Examples” section in the Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
Management Fees	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%
Fee Waiver	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%
Net Management Fees (e)	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	.75%	None	.25%	None	.10%	None	None
Other Expenses:
Transfer Agent	.17%	.22%	.18%	.17%	.10%	.02%	.00%(f)	.00%(f)	.00%(f)
Other Expenses	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%

Total Other Expenses	.19%	.24%	.20%	.19%	.12%	.04%	.02%	.02%	.02%

Total Annual Portfolio Operating Expenses(g)	.54%	1.34%	1.05%	.29%	.47%	.14%	.22%	.12%	.12%

(e)	The Management Fee is .20% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until August 31, 2019.
(f)	Amount is equal to less than .005%.
(g)	Total Annual Portfolio Operating Expenses are restated to reflect current fees.

 Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
After 1 Year	$55	$536	$207	$30	$48	$14	$24	$12	$12
After 3 Years	$195	$646	$355	$115	$173	$67	$96	$61	$61
After 5 Years	$347	$777	$623	$209	$308	$125	$175	$114	$114
After 10 Years	$789	$1,497	$1,389	$483	$704	$296	$408	$270	$270

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$136	$107
After 3 Years	$446	$355
After 5 Years	$777	$623
After 10 Years	$1,497	$1,389

* * *

AB Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abfis_SupplementTextBlock
AB FIXED-INCOME SHARES, INC.

-AB Government Money Market Portfolio

Supplement dated August 1, 2018 to the Prospectus dated August 31, 2017, as revised November 13, 2017, and the Summary Prospectus dated November 13, 2017 (the “Prospectuses”) of AB Government Money Market Portfolio (the “Portfolio”).

* * *

The Adviser has agreed to waive a portion of the management fee effective August 1, 2018. The following replaces the “Annual Portfolio Operating Expenses” table and related footnotes and the “Examples” section in the Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
Management Fees	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%
Fee Waiver	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%
Net Management Fees (e)	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	.75%	None	.25%	None	.10%	None	None
Other Expenses:
Transfer Agent	.17%	.22%	.18%	.17%	.10%	.02%	.00%(f)	.00%(f)	.00%(f)
Other Expenses	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%

Total Other Expenses	.19%	.24%	.20%	.19%	.12%	.04%	.02%	.02%	.02%

Total Annual Portfolio Operating Expenses(g)	.54%	1.34%	1.05%	.29%	.47%	.14%	.22%	.12%	.12%

(e)	The Management Fee is .20% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until August 31, 2019.
(f)	Amount is equal to less than .005%.
(g)	Total Annual Portfolio Operating Expenses are restated to reflect current fees.

 Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
After 1 Year	$55	$536	$207	$30	$48	$14	$24	$12	$12
After 3 Years	$195	$646	$355	$115	$173	$67	$96	$61	$61
After 5 Years	$347	$777	$623	$209	$308	$125	$175	$114	$114
After 10 Years	$789	$1,497	$1,389	$483	$704	$296	$408	$270	$270

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$136	$107
After 3 Years	$446	$355
After 5 Years	$777	$623
After 10 Years	$1,497	$1,389

* * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Portfolio Operating Expenses are restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
AB Government Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 55
After 3 Years	rr_ExpenseExampleYear03	195
After 5 Years	rr_ExpenseExampleYear05	347
After 10 Years	rr_ExpenseExampleYear10	$ 789
AB Government Money Market Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 536
After 3 Years	rr_ExpenseExampleYear03	646
After 5 Years	rr_ExpenseExampleYear05	777
After 10 Years	rr_ExpenseExampleYear10	1,497
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	446
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	777
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,497
AB Government Money Market Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 207
After 3 Years	rr_ExpenseExampleYear03	355
After 5 Years	rr_ExpenseExampleYear05	623
After 10 Years	rr_ExpenseExampleYear10	1,389
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	623
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,389
AB Government Money Market Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.29%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 30
After 3 Years	rr_ExpenseExampleYear03	115
After 5 Years	rr_ExpenseExampleYear05	209
After 10 Years	rr_ExpenseExampleYear10	$ 483
AB Government Money Market Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 48
After 3 Years	rr_ExpenseExampleYear03	173
After 5 Years	rr_ExpenseExampleYear05	308
After 10 Years	rr_ExpenseExampleYear10	$ 704
AB Government Money Market Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.14%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 14
After 3 Years	rr_ExpenseExampleYear03	67
After 5 Years	rr_ExpenseExampleYear05	125
After 10 Years	rr_ExpenseExampleYear10	$ 296
AB Government Money Market Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.22%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 24
After 3 Years	rr_ExpenseExampleYear03	96
After 5 Years	rr_ExpenseExampleYear05	175
After 10 Years	rr_ExpenseExampleYear10	$ 408
AB Government Money Market Portfolio | Class AB
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.12%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 12
After 3 Years	rr_ExpenseExampleYear03	61
After 5 Years	rr_ExpenseExampleYear05	114
After 10 Years	rr_ExpenseExampleYear10	$ 270
AB Government Money Market Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Net Management Fees	abfis_NetManagementFeesOverAssets	0.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.12%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
After 1 Year	rr_ExpenseExampleYear01	$ 12
After 3 Years	rr_ExpenseExampleYear03	61
After 5 Years	rr_ExpenseExampleYear05	114
After 10 Years	rr_ExpenseExampleYear10	$ 270

[1]	The Management Fee is .20% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until August 31, 2019.
[2]	Total Annual Portfolio Operating Expenses are restated to reflect current fees.
[3]	Amount is equal to less than .005%.